FILE NO.  33-86102
                                                              FILE NO.  811-8852
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 17          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No.  18                (X)
                                   ---------
                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                       Senior Vice President and Secretary
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
(X) on July 1, 2002 pursuant to paragraph (a) of Rule 485

If appropiate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            JOHN HANCOCK

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Prospectus 7.1.02           Institutional Funds

                            Dividend Performers Fund
                            Focused Small Cap Growth Fund
                            Independence Diversified Core Equity Fund II

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary         Dividend Performers Fund                        4
of goals, strategies, risks,
performance and expenses.      Focused Small Cap Growth Fund                   6

                               Independence Diversified Core Equity Fund II    8

Policies and instructions      Your account
for opening, maintaining and
closing an account in any      Who can buy shares                             10
institutional fund.            Opening an account                             10
                               Buying shares                                  11
                               Selling shares                                 12
                               Transaction policies                           14
                               Dividends and account policies                 14
                               Business structure                             15

Further information on the     Fund Details
institutional funds.
                               Management biographies                         16
                               Financial highlights                           17

                               For more information                   back cover

Overview

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JOHN HANCOCK INSTITUTIONAL FUNDS

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock institutional funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

Dividend Performers Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital with income as a secondary objective. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of U.S. stocks with market capitalizations within the range of the Standard & Poor's 500 Stock Index. On May 31, 2002, that range was $xxx million to $xxx billion.

The managers normally invest at least 80% of assets in "dividend performers." These are companies that have typically increased their dividend payments over time, or which the managers believe demonstrate the potential for above-average stability of growth of earnings and dividends.


In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large market capitalizations.

The fund may not invest more than 5% of assets, at time of purchase, in any one security. The fund typically invests in U.S. companies but may invest in American Depositary Receipts. It may also make limited use of certain derivatives (investments whose value is based on indexes).


Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.


In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Total returns

2002 total return: Q1, -10.10%
Best quarter: Q4 '98, 20.75%
Worst quarter: Q1 '01, -12.01%

After-tax returns

After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
                                   1996    1997    1998    1999    2000    2001
                                  18.56%  34.33%  17.95%  13.38%  -0.62%  -9.86%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                     1 year     5 year   Life of
                                                                            Fund
Fund before tax (began 3-30-95)                      -9.86%      9.98%    12.81%
Fund after tax on distributions                     -14.39%      6.34%     9.65%
Fund after tax on distributions, with sale           -2.11%      7.81%    10.23%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                         -11.89%     10.70%    14.89%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to movements in the stock market.

The fund's investment strategy will influence performance significantly. Large-capitalization stocks could fall out of favor, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if individual securities do not perform as the management team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================


YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                                 %
Other expenses                                                                 %
Total fund operating expenses                                                  %
Expense reimbursement (at least until 6-30-03)                                 %
Net annual operating expenses                                                  %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1995

Peter M. Schofield, CFA
Joined fund team in 1996

See page 16 for the management biographies.

FUND CODES

Ticker                  JHDPX
CUSIP                   410132104
Newspaper               DivPerf
JH fund number          442

Focused Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies --companies in the capitalization range of the Russell 2000 Growth Index. On May 31, 2002, that range was $xx million to $xx billion. The fund utilizes a focused investment strategy and will typically concentrate its investments in 50 to 70 companies.


In managing the portfolio, the managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.


The fund may invest in preferred stock and other types of equity securities, and may invest up to 10% of assets in foreign securities.


The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies). The fund may not invest more than 5% of assets, at time of purchase, in any one security.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I total returns

2002 total return: Q1, -5.34%
Best quarter: Q4 '99, 47.34%
Worst quarter: Q1 '01, -28.76%

After-tax returns

After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
                                         1997    1998    1999    2000     2001
                                        14.86%  16.54%  77.12%  -23.10%  -25.16%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                     1 year     5 year  Life of
                                                                          Fund
Class I before tax (began 5-2-96)                    -25.16%     6.41%    8.02%
Class I after tax on distributions                   -25.16%     4.54%    6.33%
Class I after tax on distributions, with sale        -15.32%     4.98%    6.38%
-------------------------------------------------------------------------------
Russell 2000 Growth Index                             -9.23%     2.87%    2.25%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to movements in the stock market. Because the fund concentrates on smaller companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. In addition, the fund focuses on a limited number of companies, which could cause greater fluctuations in share price than would occur in a more diversified fund.

Stocks of smaller companies are more risky than those of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's investment strategy will influence performance significantly. Small-company stocks could fall out of favor, causing the fund to underperform funds that focus on other types of stocks. Also, growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. Similarly, if the individual securities do not perform as the management team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, derivatives and other higher-risk securities could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                                 %
Other expenses                                                                 %
Total fund operating expenses                                                  %
Expense reimbursement (at least until 6-30-03)                                 %
Net annual operating expenses                                                  %

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
Joined fund team in 1996

Anurag Pandit, CFA
Joined fund team in 1996

See page 16 for the management biographies.

FUND CODES

Ticker             JCGYX
CUSIP              410132856
Newspaper          --
JH fund number     418

Independence Diversified Core Equity Fund II

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities which are primarily large-capitalization stocks. Equity securities include common and preferred stocks and their equivalents. The portfolio's risk profile is substantially similar to that of the S&P 500 Index.


The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The sub-adviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth


This process, together with a risk/return analysis against the S&P 500 Index, results in a portfolio of approximately 75 to 125 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal circumstances, the fund is almost entirely invested in stocks.


In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Total returns

2002 total return: Q1, -0.07%
Best quarter: Q4 '98, 25.14%
Worst quarter: Q3 '01, -14.86%

After-tax returns

After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
                                   1996    1997    1998    1999    2000    2001
                                  20.08%  29.49%  30.16%  11.59%  -6.88   -9.05%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                1 year    5 year    Life of Fund
Fund before tax (began 3-10-95)                 -9.05%      9.76%      13.76%
Fund after tax on distributions                -12.88%      5.14%       9.84%
Fund after tax on distributions, with sale      -2.15%      7.57%      11.04%
-----------------------------------------------------------------------------
Standard & Poor's 500 Index                    -11.89%     10.70%      15.21%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                                 %
Other expenses                                                                 %
Total fund operating expenses(1)                                               %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
                                                                               %

(1) The adviser has agreed to limit the fund's expenses to 0.70% of the fund's average daily net assets (at least until 6-30-03). However, the fund's expenses for the last fiscal year end amounted to _____%.

================================================================================

SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

Class I      Ticker                 COREX
             CUSIP                  410132708
             Newspaper              IndpCorII
             JH fund number         425

Your account

--------------------------------------------------------------------------------

WHO CAN BUY SHARES

John Hancock Institutional Funds are offered without any sales charge to certain types of investors, as noted below:

      o     Retirement and other benefit plans and their participants

      o Rollover assets for participants whose plans are invested in the fund

      o     Certain trusts, endowment funds and foundations

      o Any state, county or city, or its instrumentality, department, authority or agency

      o Insurance companies, trust companies and bank trust departments buying shares for their own account

      o     Investment companies not affiliated with the adviser

      o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds, Inc.

      o Investors who participate in fee-based, wrap and other investment platform programs

      o     Any entity that is considered a corporation for tax purposes


      o Fund trustees and other individuals who are affiliated with these or other John Hancock funds


--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker or agent may charge you a fee to effect transactions in fund shares.


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable       investment amount payable to
                 to "John Hancock Signature       "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to         investment slip from an
                 your financial                   account statement. If no
                 representative, or mail them     slip is available, include a
                 to Signature Services            note specifying the fund
                 (address below).                 name(s), your share class,
                                                  your account number and the
                                                  name(s) in which the account
                                                  is registered.

                                                o Deliver the check and
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail them
                                                  to Signature Services
                                                  (address below).

By exchange

[Clip Art]     o Call your financial            o Call your financial
                 representative or Signature      representative or Signature
                 Services to request an           Services to request an
                 exchange.                        exchange.

               o You may only exchange for      o You may only exchange for
                 shares of other institutional    shares of other institutional
                 funds or Class I shares.         funds or Class I shares.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire
                 application to your financial    the amount of your
                 representative, or mail          investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900022260
               o Obtain your account number by      Routing # 211475000
                 calling your financial
                 representative or Signature    Specify the fund name(s), your
                 Services.                      share class, your account number
                                                and the name(s) in which the
               o Instruct your bank to wire     account is registered.
                 the amount of your             Your bank may charge a fee to
                 investment to:                 wire funds.
                   First Signature Bank & Trust
                   Account # 900022260
                   Routing # 211475000

               Specify the fund name(s), the
               share class, the new account
               number and the name(s) in which
               the account is registered. Your
               bank may charge a fee to wire
               funds.

By Phone

[Clip Art]     See "By exchange" and "By wire." o Verify that your bank or credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "To Purchase,
                                                  Exchange or Redeem Shares
                                                  via Telephone" and "Bank
                                                  Information" sections on
                                                  your account application.

                                                o Call Signature Services to
                                                  verify that these features
                                                  are in place on your
                                                  account.

                                                o Call your financial
                                                  representative or Signature
                                                  Services with the fund
                                                  name(s), your share class,
                                                  your account number, the
                                                  name(s) in which the account
                                                  is registered and the amount
                                                  of your investment.


---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                 To sell some or all of your shares

By letter

[Clip Art]   o Sales of any amount;        o Write a letter of instruction
               however, sales of $5          indicating the fund name, your
               million or more must          account number, your share class,
               be made by letter.            the name(s) in which the account
                                             is registered and the dollar
             o Certain requests will         value or number of shares you
               require a Medallion           wish to sell.
               signature guarantee.
               Please refer to "Selling    o Include all signatures and any
               shares in writing".           additional documents that may be
                                             required (see next page).

                                           o Mail the materials to Signature
                                             Services.

                                           o A check or wire will be sent
                                             according to your letter of
                                             instruction.

By phone

[Clip Art]   o Sales of up to $5 million.  o To place your request with a representative at John Hancock
                                             Funds, call Signature Services
                                             between 8 A.M. and 4 P.M. Eastern
                                             Time on most business days.

                                           o Redemption proceeds of up to
                                             $100,000 may be sent by wire or
                                             by check. A check will be mailed
                                             to the exact name(s) and address
                                             on the account. Redemption
                                             proceeds exceeding $100,000 must
                                             be wired to your designated bank
                                             account.

By wire or electronic funds transfer (EFT)

[Clip Art]   o Requests by letter to sell  o To verify that the telephone
               any amount.                   redemption privilege is in place
                                             on an account, or to request the
             o Requests by phone to sell     forms to add it to an existing
               up to $5 million (accounts    account, call Signature Services.
               with telephone redemption
               privileges).                o Amounts of $5 million or more
                                             will be wired on the next
                                             business day.

                                           o Amounts up to $100,000 may be
                                             sent by EFT or by check. Funds
                                             from EFT transactions are
                                             generally available by the
                                             second business day. Your bank
                                             may charge a fee for this
                                             service.

By exchange

[Clip Art]   o Sales of any amount.       o  Obtain a current prospectus for
                                             the fund into which you are
                                             exchanging by calling your
                                             financial representative or
                                             Signature Services.

                                          o  You may only exchange for shares
                                             of other institutional funds or
                                             Class I shares.

                                          o  Call your financial
                                             representative or Signature
                                             Services to request an exchange.


12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                            Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or    o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).             o On the letter, the signatures of
                                    all persons authorized to sign for the
                                    account, exactly as the account is
                                    registered.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Owners of corporate, sole         o Letter of instruction.
proprietorship, general partner
or association accounts.          o Corporate business/organization
                                    resolution, certified within the past 12 months, or a John Hancock Funds business/ organization certification form.

                                  o On the letter and the resolution, the
                                    signature of the person(s) authorized to sign for the account.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Owners or trustees of             o Letter of instruction.
retirement plan, pension trust
and trust accounts.               o On the letter, the signature(s) of
                                    the trustee(s).

                                  o Copy of the trust document certified
                                    within the past 12 months or a John
                                    Hancock Funds trust certification form.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Joint tenancy shareholders with   o Letter of instruction signed by
rights of survivorship whose        surviving tenant.
co-tenants are deceased.
                                  o Copy of death certificate.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Executors of shareholder estates. o Letter of instruction signed by executor.

                                  o Copy of order appointing executor,
                                    certified within the past 12 months.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Administrators, conservators,     o Call 1-888-972-8696 for instructions.
guardians and other sellers or
account types not listed above.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Institutional Fund and Class I shares for shares of any other Institutional Fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends Dividend Performers Fund and Independence Diversified Core Equity Fund II declare and pay any income dividends quarterly. Focused Small Cap Growth Fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.


Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


14 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the funds' respective investment goals without shareholder approval.


The trustees of each fund have the power to change the focus of a fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.


The subadviser Independence Investment LLC, 53 State Street, Boston, MA 02109.

Management fees The management fees paid to the investment adviser by the John Hancock institutional funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Dividend Performers Fund                                                   xxxx%
Focused Small Cap Growth Fund                                              xxxx%
Independence Diversified Core Equity Fund II                               xxxx%



                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------


MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock institutional funds. It is a brief summary of their business careers over the past five years.

Bernice S. Behar, CFA
------------------------------------
Senior vice president
Joined John Hancock Advisers in 1991
Began business career in 1986

Anurag Pandit, CFA
------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

Peter M. Schofield, CFA
------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

John F. Snyder, III
------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971



16 FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share, including total return information showing how much an investment in the fund has increased or decreased each year.

Dividend Performers Fund


Figures audited by ____________________.

PERIOD ENDED:                                                    2-28-97    2-28-98     2-28-99     2-28-00     2-28-01    2-28-02
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.15     $11.91      $14.92      $14.46      $13.51
Net investment income (loss)(1)                                     0.21       0.18        0.15        0.11        0.10
Net realized and unrealized gain (loss) on investments              1.92       3.92        1.04        0.60        0.45
Total from investment operations                                    2.13       4.10        1.19        0.71        0.55
Less distributions
From net investment income                                         (0.18)     (0.17)      (0.15)      (0.11)      (0.11)
From net realized gain on investments sold                         (0.19)     (0.92)      (1.50)      (1.55)      (2.81)
                                                                   (0.37)     (1.09)      (1.65)      (1.66)      (2.92)
Net asset value, end of period                                    $11.91     $14.92      $14.46      $13.51      $11.14
Total return(2,3) (%)                                              21.26      35.55        7.97        4.17        2.94
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $8,668    $20,884     $17,743     $14,863      $6,202
Ratio of expenses to average net assets (%)                         0.70       0.70        0.70        0.70        0.70
Ratio of adjusted expenses to average net assets(4,5) (%)           1.89       1.02        0.95        1.05        1.08
Ratio of net investment income (loss) to average net assets (%)     1.94       1.31        0.95        0.71        0.73
Portfolio turnover (%)                                                37         77          64          46          58


(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Total investment return assumes dividend reinvestment.
(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5) Adjusted expenses as a percentage of average net assets are expected to decrease as the net assets of the fund grow.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the fund for the years ended February 28, 1997, 1998, 1999, February 29, 2000 and February 28, 2001 would have been 20.07%, 35.23%, 7.72%, 3.82% and 2.56%, respectively.


                                                         FINANCIAL HIGHLIGHTS 17

Focused Small Cap Growth Fund


Figures audited by ________________________.

CLASS I SHARES  PERIOD ENDED:                                     2-28-97(1)  2-28-98     2-28-99    2-28-00    2-28-01(2)  2-28-02
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $8.50       $9.24      $11.74     $11.65     $24.43
Net investment income (loss)(3)                                      0.03       (0.03)      (0.07)     (0.09)     (0.10)
Net realized and unrealized gain (loss) on
  investments and foreign currency                                   0.73        2.53        0.61      15.13     (11.92)
Total from investment operations                                     0.76        2.50        0.54      15.04     (12.02)
Less distributions
From net investment income                                          (0.02)         --(4)       --         --         --
From net realized gain on investments sold                             --          --       (0.63)     (2.26)     (1.92)
                                                                    (0.02)         --(4)    (0.63)     (2.26)     (1.92)
Net asset value, end of period                                      $9.24      $11.74      $11.65     $24.43      10.49
Total return(5,6) (%)                                                8.89(7)    27.07        4.67     136.18     (50.27)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               999       3,102       2,453      8,908      5,458
Ratio of expenses to average net assets (%)                          0.90(8)     0.90        0.90       0.90       0.90
Ratio of adjusted expenses to average net assets(9),(10) (%)        16.24(8)     4.05        4.12       3.19       2.04
Ratio of net investment income (loss) to average net assets (%)      0.35(8)    (0.25)      (0.60)     (0.57)     (0.56)
Portfolio turnover (%)                                                 92         117         125        238        242


(1)   Began operations on May 2, 1996.
(2) Effective November 15, 2000, existing shares of the fund were designated Class I shares.
(3)   Based on the average of the shares outstanding at the end of each month.
(4)   Less than $0.01 per share.
(5)   Total investment return assumes dividend reinvestment.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9) Does not take into consideration expense reductions during the periods shown.
(10) Adjusted expenses as a percentage of average net assets are expected to decrease as the net assets of the fund grow.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the Fund for the years ended February 28, 1997, 1998, 1999, February 29, 2000 and February 28, 2001 would have been (6.45%), 23.92%, 1.45%, 133.89% and (51.41%), respectively.


18 FINANCIAL HIGHLIGHTS

Independence Diversified Core Equity Fund II


Figures audited by _____________________ .

CLASS I SHARES  PERIOD ENDED:                                  2-28-97     2-28-98      2-28-99      2-28-00(1)   2-28-01    2-28-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.96      $12.76       $15.34       $15.69       $14.23
Net investment income (loss)(2)                                   0.20        0.17         0.12         0.09         0.09
Net realized and unrealized gain (loss) on
  investments and foreign currency                                2.23        3.91         2.76         0.34        (0.29)
Total from investment operations                                  2.43        4.08         2.88         0.43        (0.20)
Less distributions
>From net investment income                                      (0.19)      (0.17)       (0.14)       (0.09)       (0.10)
>From net realized gain on investments sold
  and foreign currency transactions                              (0.44)      (1.33)       (2.39)       (1.80)       (5.02)
                                                                 (0.63)      (1.50)       (2.53)       (1.89)       (5.12)
Net asset value, end of period                                  $12.76      $15.34       $15.69       $14.23        $8.91
Total investment return(3) (%)                                   22.63       33.61        18.98         1.99        (2.68)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $320,029    $572,093     $552,296     $425,876     $146,995
Ratio of expenses to average net assets (%)                       0.67        0.65         0.63         0.64         0.67
Ratio of net investment income to average net assets (%)          1.65        1.12         0.76         0.57         0.61
Portfolio turnover (%)                                              81          76           55           69           56


(1) Effective October 1, 1999 existing shares of the fund were designated Class I shares.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Total investment return assumes dividend reinvestment.


                                                         FINANCIAL HIGHLIGHTS 19

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock institutional funds:

Annual/Semiannual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI) The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
                                                                     K00PN  7/02

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST




                       Statement of Additional Information
                                  July 1, 2002

                      John Hancock Dividend Performers Fund
               John Hancock Focused Small Cap Growth Fund-Class I
            John Hancock Independence Diversified Core Equity Fund II

                 (each, a "Fund" and collectively, the "Funds")


This Statement of Additional Information provides information about the Funds in addition to the information that is contained in the current Prospectus.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                          John Hancock Way, Suite 1001
                        Boston, Massachusetts 02217-1001
                                 1-800-755-4371

                                TABLE OF CONTENTS
                                                                            Page
         Organization of the Funds                                            2
         Investment Objectives and Policies                                   2
         Investment Restrictions                                             15
         Those Responsible for Management                                    18
         Investment Advisory and Other Services                              27
         Distribution Contract                                               31
         Sales Compensation                                                  31
         Net Asset Value                                                     31
         Additional Services and Programs                                    32
         Purchases and Redemptions Through Third Parties                     32
         Special Redemptions                                                 33
         Description of the Funds' Shares                                    33
         Tax Status                                                          34
         Calculation of Performance                                          39
         Brokerage Allocation                                                40
         Transfer Agent Services                                             43
         Custody of Portfolio                                                43
         Independent Auditors                                                43
         Appendix A--Description of Securities Ratings                      A-1
         Financial Statements                                               F-1

ORGANIZATION OF THE FUNDS

Each Fund is a series of John Hancock Institutional Series Trust (the "Trust") an open-end investment management company organized as a Massachusetts business trust on October 31, 1994 under the laws of the Commonwealth of Massachusetts.

Focused Small Cap Growth Fund and Dividend Performers Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Independence Diversified Core Equity Fund II is sometimes referred to herein as the "Independence Fund." Prior to July 1, 2001, Focused Small Cap Growth Fund was called Small Capitalization Growth Fund.

The investment adviser of each Fund is John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

The investment sub-adviser of the Independence Fund is Independence Investment LLC ("Independence") (formerly Independence Investment Associates, Inc.). Independence is sometimes referred to herein as the "Sub-Adviser." The Sub-Adviser is responsible for providing investment advice to the Independence Fund, subject to the review of the Trustees and overall supervision of the Adviser. Independence is an affiliate of the Life Company.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each Fund's investment objective and policies as discussed in the Prospectus. There is no assurance that any Fund will achieve its investment objective.


Each Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.




For a further description of each Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Prospectus and "Investment Restrictions" in this Statement of Additional Information. Effective November 15, 2000, existing shares of Focused Small Cap Growth Fund were designated as "Class I" shares. Effective October 1, 1999, existing shares of Independence Diversified Core Equity Fund II were designated as "Class I" shares. See Appendix A to this Statement of Additional Information for a description of the quality categories of corporate bonds in which certain of the Funds may invest.

With respect to Dividend Performers Fund's investment policy of investing at least 80% of its Assets in "dividend performers", "Assets" means net asset plus the amount of any borrowings for investment purposes. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.

With respect to Independence Fund's investment policy of investing at least 80% of its Assets in equity securities, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.

With respect to Focused Small Cap Growth Fund's policy of investing at least 80% of its Assets in small capitalization companies, "Assets" means net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.

Common stocks. Dividend Performers Fund, Focused Small Cap Growth Fund and the Independence Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Under normal conditions, Dividend Performers Fund and Focused Small Cap Growth Fund will not invest in any fixed income securities. However, in abnormal conditions, Dividend Performers Fund and Focused Small Cap Growth Fund may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. Government securities maturing in 90 days or less.) Debt securities of corporate and governmental issuers in which the Funds may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Preferred stocks. Dividend Performers Fund, Focused Small Cap Growth Fund and the Independence Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Dividend Performers Fund and Focused Small Cap Growth Fund may invest in convertible preferred stocks. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.


Investments in Foreign Securities and Emerging Countries. Each of the Funds may invest in the securities of foreign issuers to the following extent:

o The Independence Fund and Dividend Performers Fund may invest in U.S. dollar denominated securities of foreign issuers and in American Depositary Receipts.

o Focused Small Cap Growth Fund may invest up to 10% of total assets in foreign securities. Foreign equities include but are not limited to common stocks, convertible preferred stocks, preferred stocks, warrants, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs").




Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


Foreign Currency Transactions. Focused Small Cap Growth Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

Focused Small Cap Growth Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.


Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by each Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

In addition, a Fund will not enter into reverse repurchase agreements or other borrowings except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. Each Fund will not use leverage to attempt to increase income. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. Each Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.


Options on Securities, Securities Indices and Currency. Dividend Performers Fund and Focused Small Cap Growth Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a security or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.


Futures Contracts and Options on Futures Contracts. Dividend Performers Fund and Focused Small Cap Growth Fund may purchase and sell futures contracts based on securities indices and purchase and write call and put options on these futures contracts. Each Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").


Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


Other Considerations. Dividend Performers Fund and Focused Small Cap Growth Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.


To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.


Warrants. Dividend Performers Fund and Focused Small Cap Growth Fund may invest in warrants. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

Government Securities. Each Fund may invest in government securities. However, under normal conditions, Dividend Performers Fund and Focused Small Cap Growth Fund will not invest in any fixed income securities, with the exception of cash equivalents (which include U.S. Government securities maturing in 90 days or less). In abnormal conditions, these funds may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. The Independence Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed securities" that may be available in the future.


Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.



Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.



Lending of Securities. The Funds may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Funds may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. Each Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.


Short-Term Trading. Dividend Performers Fund and Focused Small Cap Growth Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, for fixed income funds. These include the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. Equity funds may engage in short-term trading for special situations. These special situations may include arbitrage opportunities, extraordinary positive or negative earnings surprises, takeover situations, spin-offs, asset plays, management changes or a reorganization. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following investment restrictions which may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of a Fund's shares represented at a meeting if more than 50% of a Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales [see non-fundamental investment restriction (d)], or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Focused Small Cap Growth Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Focused Small Cap Growth Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Focused Small Cap Growth Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies [see non-fundamental investment restriction (f)].

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. For each Fund with respect to 75% of total assets [see non-fundamental investment restriction (e)], purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

A Fund may not:

(a) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(b) Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

(c) Invest for the purpose of exercising control over or management of any company.

In addition:


(d) Dividend Performers Fund and Focused Small Cap Growth Fund may not make short sales.

(e) Dividend Performers Fund and Focused Small Cap Growth Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. Government securities).

(f) Dividend Performers Fund and Focused Small Cap Growth Fund may only purchase or sell stock index options, stock index futures, and stock index options on futures.

(g) Under normal conditions, Dividend Performers Fund and Focused Small Cap Growth Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

(h) Under normal conditions Dividend Performers Fund and Focused Small Cap Growth Fund will not invest in any fixed income securities. However, in abnormal conditions, these funds may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. Government securities maturing in 90 days or less).

(i) Focused Small Cap Growth Fund may invest up to 10% of total assets in foreign securities. Foreign equities include but are not limited to common stocks, convertible preferred stocks, preferred stocks, warrants, ADRs, GDRs and EDRs.




If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


In addition, no Fund may invest either directly or indirectly in any Russian equity. Only certain funds can invest in certain types of Russian debt. These funds are: Income, Investors, High Income, Bond, High Yield Bond, Strategic Income and VA Strategic Income. Each of these funds may invest only up to 5% of total assets in: (1) Sovereign Russian Debt and Municipal Fixed Income Securities; (2) that are NOT ruble- denominated; (3) that are held physically outside of Russia; and (4) have Euroclear settlement.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Funds' Adviser and/or the Subadviser, or officers and/or directors of the Funds' principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
James F. Carlin              Trustee       *1995       Chairman and CEO, Alpha Analytical              36
Born:  1940                                  1996      Laboratories (chemical analysis); Part Owner
                                             1995      and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and
                                                       Vice President, Mone Lawrence Carlin
                                                       Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until
                                                       2000);  Chairman and CEO, Carlin
                                                       Consolidated, Inc. (management/investments);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health
                                                       and Education Tax Exempt Trust; Director of
                                                       the following:  Uno Restaurant Corp. (until
                                                       2001), Arbella Mutual (insurance) (until
                                                       2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until
                                                       1999), Carlin Insurance Agency, Inc. (until
                                                       1999), Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).

---------------------------- ------------- ----------- ----------------------------------------------- ----------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       18




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
------------------------------- -------------- ----------- --------------------------------------------- ----------------

------------------------------- -------------- ----------- --------------------------------------------- ----------------
William H. Cunningham           Trustee        *1995       Former Chancellor, University of Texas        36
Born:  1944                                     1996       System and former President of the
                                                1995       University of Texas, Austin, Texas;
                                                           Chairman, IBT Technologies;
                                                           Director of the following: The
                                                           University of Texas Investment Management
                                                           Company (until 2000), Hire.com (since
                                                           2000), STC Broadcasting, Inc.
                                                           and Sunrise Television Corp.
                                                           (since 2000), Symtx, Inc. (since 2001),
                                                           Adorno/Rogers Technology, Inc.
                                                           (since 2001), Pinnacle Foods
                                                           Corporation (since 2000), rateGenius
                                                           (since 2000), LaQuinta Motor Inns,
                                                           Inc. (hotel management company)
                                                           (until 1998), Jefferson-Pilot
                                                           Corporation (diversified life
                                                           insurance company), New Century Equity
                                                           Holdings (formerly Billing Concepts)
                                                           (until 2001), eCertain (until
                                                           2001), ClassMap.com (until 2001), Agile
                                                           Ventures (until 2001), LBJ Foundation
                                                           (until 2000), Golfsmith International, Inc.
                                                           (until 2000), Metamor Worldwide (until
                                                           2000), AskRed.com (until 2001),
                                                           Southwest Airlines and Introgen;
                                                           Advisory Director, Q Investments; Advisory
                                                           Director, Chase Bank (formerly Texas
                                                           Commerce Bank - Austin).

------------------------------- -------------- ----------- --------------------------------------------- ----------------
Ronald R. Dion                  Trustee        *1998       Chairman and Chief Executive Officer, R.M.    36
Born:  1946                                     1998       Bradley & Co., Inc.; Director, The New
                                                1998       England Council and Massachusetts
                                                           Roundtable; Trustee, North Shore Medical
                                                           Center; Director, BJ's Wholesale Club, Inc.
                                                           and a corporator of the Eastern Bank;
                                                           Trustee, Emmanuel College.

------------------------------- -------------- ----------- --------------------------------------------- ----------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       19




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
----------------------------- ------------- ----------- ---------------------------------------------- --------------

----------------------------- ------------- ----------- ---------------------------------------------- --------------
Charles L. Ladner             Trustee       *1995       Chairman and Trustee, Dunwoody Village, Inc.   36
Born:  1938                                 *1996       (continuing care retirement community);
                                            *1995       Senior Vice President and Chief Financial
                                                        Officer, UGI Corporation (Public Utility
                                                        Holding Company) (retired 1998); Vice
                                                        President and Director for AmeriGas, Inc.
                                                        (retired 1998); Director of AmeriGas
                                                        Partners, L.P. (until 1997)(gas
                                                        distribution); Director, EnergyNorth, Inc.
                                                        (until 1995); Director, Parks and History
                                                        Association (since 2001).

----------------------------- ------------- ----------- ---------------------------------------------- --------------
Steven Pruchansky             Trustee       *1995       Chairman and Chief Executive Officer, Mast     36
Born:  1944                                  1996       Holdings, Inc. (since 2000); Director and
                                             1995       President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First
                                                        Signature Bank & Trust Company (until 1991);
                                                        Director, Mast Realty Trust (until 1994);
                                                        President, Maxwell Building Corp. (until
                                                        1991).


----------------------------- ------------- ----------- ---------------------------------------------- --------------
Norman H. Smith               Trustee       *1995       Lieutenant General, United States Marine       36
Born:  1933                                  1996       Corps; Deputy Chief of Staff for Manpower
                                             1995       and Reserve Affairs, Headquarters Marine
                                                        Corps; Commanding General III Marine
                                                        Expeditionary Force/3rd Marine Division
                                                        (retired 1991).

----------------------------- ------------- ----------- ---------------------------------------------- --------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       20




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- --------------

---------------------------- ------------- ----------- ----------------------------------------------- --------------
John P. Toolan               Trustee       *1995       Director, The Smith Barney Muni Bond Funds,     36
Born:  1930                                 1996       The Smith Barney Tax-Free Money Funds, Inc.,
                                            1995       Vantage Money Market Funds (mutual funds),
                                                       The Inefficient-Market Fund, Inc. (closed-end
                                                       investment company) and Smith Barney Trust
                                                       Company of Florida; Chairman, Smith Barney
                                                       Trust Company (retired 1991); Director, Smith
                                                       Barney, Inc., Mutual Management Company and
                                                       Smith Barney Advisers, Inc. (investment
                                                       advisers) (retired 1991); Senior Executive
                                                       Vice President, Director and member of the
                                                       Executive Committee, Smith Barney, Harris
                                                       Upham & Co., Incorporated (investment
                                                       bankers) (until 1991).

---------------------------- ------------- ----------- ----------------------------------------------- --------------
Interested Trustees
---------------------------- ------------- ----------- ----------------------------------------------- --------------
John M. DeCiccio (3)         Trustee       *2001       Executive Vice President and Chief Investment   66
Born:  1948                                 2001       Officer, John Hancock Financial Services,
                                            2001       Inc.; Director, Executive Vice President and
                                                       Chief Investment Officer, John Hancock Life
                                                       Insurance Company; Chairman of the Committee
                                                       of Finance of John Hancock Life Insurance
                                                       Company; Director, John Hancock Subsidiaries,
                                                       LLC, Hancock Natural Resource Group,
                                                       Independence Investment LLC, Independence
                                                       Fixed Income LLC, John Hancock Advisers, LLC
                                                       (the "Adviser") and The Berkeley Financial
                                                       Group, LLC ("The Berkeley Group"), John
                                                       Hancock Funds, LLC ("John Hancock Funds"),
                                                       Massachusetts Business Development
                                                       Corporation; Director, Insurance Agency, Inc.
                                                       (until 1999) and John Hancock Signature
                                                       Services, Inc.("Signature Services") (until
                                                       1997).

---------------------------- ------------- ----------- ----------------------------------------------- --------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       21




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- ----------- -------------------------------------------------- ------------------

--------------------------- -------------- ----------- -------------------------------------------------- ------------------
Maureen R. Ford (3)         Trustee,       *2000       Executive Vice President, John Hancock Financial   66
Born:  1955                 Chairman,       2000       Services, Inc., John Hancock Life Insurance
                            President       2000       Company; Chairman, Director, President and Chief
                            and Chief                  Executive Officer, the Advisers and The Berkeley
                            Executive                  Group; Chairman, Director and Chief Executive
                            Officer                    Officer, John Hancock Funds, Chairman, Director
                                                       and President, Insurance Agency, Inc; Chairman,
                                                       Director and Chief Executive Officer, Sovereign
                                                       Asset Management Corporation ("SAMCorp.");
                                                       Director, Independence Investment LLC,
                                                       Independence Fixed Income LLC and Signature
                                                       Services, Inc.; Senior Vice President,
                                                       MassMutual Insurance Co. (until 1999); Senior
                                                       Vice President, Connecticut Mutual Insurance Co.
                                                       (until 1996).

--------------------------- -------------- ----------- -------------------------------------------------- ------------------
Principal Officers who
are not Trustees
--------------------------- -------------- ----------- -------------------------------------------------- ------------------
--------------------------- -------------- ----------- -------------------------------------------------- ------------------
William L. Braman           Executive      *2000       Executive Vice President and Chief Investment      N/A
Born:  1953                 Vice            2000       Officer, the Adviser and each of the John
                            President       2000       Hancock funds; Director, SAMCorp., Executive
                            and Chief                  Vice President and Chief Investment Officer,
                            Investment                 Baring Asset Management, London U.K. (until
                            Officer                    2000).

--------------------------- -------------- ----------- -------------------------------------------------- ------------------
Richard A. Brown            Senior Vice    *2000       Senior Vice President, Chief Financial Officer     N/A
Born:  1949                 President       2000       and Treasurer, the Adviser, John Hancock Funds,
                            and Chief       2000       and The Berkeley Group;  Second Vice President
                            Financial                  and Senior Associate Controller, Corporate Tax
                            Officer                    Department, John Hancock Financial Services,
                                                       Inc. (until 2001).

--------------------------- -------------- ----------- -------------------------------------------------- ------------------
Thomas H. Connors           Vice           *1995       Vice President and Compliance Officer, the         N/A
Born:  1959                 President       1996       Adviser and each of the John Hancock funds; Vice
                            and             1995       President, John Hancock Funds.
                            Compliance
                            Officer

--------------------------- -------------- ----------- -------------------------------------------------- ------------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       22




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Funds         Since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- -------------- -------------------------------------------- --------------

--------------------------- -------------- -------------- -------------------------------------------- --------------
William H. King             Vice           *1995          Vice President and Assistant Treasurer,      N/A
Born:  1952                 President       1996          the Adviser; Vice President and Treasurer
                            and                           Treasurer 1995 of each of the John Hancock
                                                          funds; Assistant Treasurer of each of
                                                          the John Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------- --------------
Susan S. Newton             Senior Vice    *1995          Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,      1996          Legal Officer, SAMCorp., the Adviser and
                            Secretary       1995          each of the John Hancock funds, John
                            and Chief                     Hancock Funds and The Berkeley Group; Vice
                            Legal Officer                 President, Signature Services (until
                                                          2000), Director, Senior Vice President and
                                                          Secretary, NM Capital.

--------------------------- -------------- -------------- -------------------------------------------- --------------

    *Dividend Performers Fund, Focused Small Cap Growth Fund and Diversified
    Core Equity Fund II, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


The Funds' Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees who are not "interested persons". The Audit Committee members are Messrs. Carlin, Ladner and Toolan. The Audit Committee recommends to the full board auditors for the Funds, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended February 28, 2002.

The Administration Committee's members are all of the Independent Trustees of the Funds. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Funds. The Administration Committee held four meetings during the fiscal year ended February 28, 2002.

The Contracts/Operations Committee members are Messrs. Cunningham and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended February 28, 2002.

The Investment Performance Committee consists of Messrs. Dion and Smith. The Investment Performance Committee monitors and analyzes the performance of the Funds generally, consults with the adviser as necessary if a Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended February 28, 2002.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Funds, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                      Equity Securities in all
                              Dollar Range of         Registered Investment
Name of                       Equity Securities       Companies overseen by
Trustee                       in the Funds            Trustee in Fund
--------------------------------------------------------------------------------
Independent  Trustees
--------------------------------------------------------------------------------
James F. Carlin               None                        $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham         None                        $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion                None                        Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner             None                        Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky          None                        Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith               None                        Over $100,000
--------------------------------------------------------------------------------
John P. Toolan                None                        $50,001-$100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio              None                        Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford               None                        Over $100,000
--------------------------------------------------------------------------------

The following table provides information regarding the compensation paid by the Funds and other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                Total Compensation
                        Aggregate Compensation  from all Funds in John Hancock
Trustees                from the Funds(1)       Fund Complex to Trustees (2)
--------                -----------------       ------------------------------

James F. Carlin              $                             $ 75,000
William H. Cunningham*                                       72,100
Ronald R. Dion*                                              75,000
Charles L. Ladner                                            75,100
Steven R. Pruchansky*                                        72,000
Norman H. Smith*                                             78,000
John P. Toolan*                                              72,000
                              ---                       -----------
Total                        $                             $519,200

      (1)    Compensation is for the fiscal year ended February 28, 2002.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2001. As of that date, there were sixty-six funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty six funds.

      (*) As of December 31, 2001, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $540,844, for Mr. Dion was $5,636, for Ms. McCarter was $147,567 (resigned as of October 1, 1998) for Mr. Pruchansky was $117,545, for Mr. Smith was $202,737 and for Mr. Toolan was $621,800 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more other funds for which the Adviser serves as investment adviser.

As of April 1, 2002, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of each of the Funds. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of each Fund.

                                                             Percentage of Total
Name and Address of Shareholder      Funds                   Outstanding Shares
-------------------------------      -----                   -------------------


Northern Trust                       Independence Diversified Core      16.91%
FBO AM Castle and Co Pension Plan    Equity Fund II
P.O. Box 92956
Chicago IL 60675-2956

Miter & Co FBO 74                    Independence Diversified Core      12.08%
P.O. Box 2977                        Equity Fund II
Milwaukee WI  53201-2977

NABANK                               Independence Diversified Core       9.53%
Dave Dooling                         Equity Fund II
P.O. Box 2180
Tulsa OK  74101-2180

Peter Kamin                          Independence Diversified Core       8.47%
Knowles Electronics Inc.             Equity Fund II
Pension Trust
1151 Maplewood Drive
Itasca IL 60143-2058

Wendel & Co. A/C 529160              Independence Diversified Core       5.84%
C/o The Bank of New York             Equity Fund II
Mutual Fund Reorg Dept
PO Box 1066 Wall St Station
New York, NY 10268-1066

Sterling Trust Company               Dividend Performers                67.14%
FBO The Investment Incentive Plan
1380 Lawrence St Ste 1400
Denver CO 80204-2060

                                                             Percentage of Total
Name and Address of Shareholder      Funds                   Outstanding Shares
-------------------------------      -----                   -------------------

The Chase Manhattan Bank             Dividend Performers                16.40%
FBO ZAPCO
Attn: Alfia Monastra
450 West 33rd Street
New York NY  10001

Sterling Trust Company               Dividend Performers                14.41%
FBO Savings Plan for Employees
of Texon USA
1380 Lawrence Street Ste1400
Denver CO 80204-2060

Sterling Trust Company               Focused Small Cap Growth Fund      41.77%
FBO The Investment Incentive Plan
138 Lawrence St Ste 1400
Denver CO 80204-2060

Sterling Trust Company               Focused Small Cap Growth Fund      16.12%
FBO Cape Ann Local Lodge #2654       -Class I
401K Plan
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

Sterling Trust Company               Focused Small Cap Growth           10.21%
FBO ACP-ASIM A                       Fund-Class I
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

The Chase Manhattan Bank             Focused Small Cap Growth            9.37%
FBO Zapco                            Fund-Class I
Attn: Alfia Monastra
450 West 33rd Street 15th Floor
New York, NY 10001-2697

Sterling Trust Company               Focused Small Cap Growth            6.81%
FBO Sealol Inc Retirement and 401K   Fund-Class I
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

Sterling Trust Company               Focused Small Cap Growth            6.18%
FBO Manistique Papers, Inc. 401K     Fund-Class I
1380 Lawrence Street Ste 1400
Denver CO 80204-2060


Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $29 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


Each Fund has entered into an investment management contract (the "Advisory Agreements") with the Adviser which was approved by the Funds' shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


With respect to the Independence Fund, the Adviser has entered into a Sub-Advisory Agreement with Independence Investment LLC. ("Independence" and the "Sub-Adviser) (formerly Independence Investment Associates, Inc.) Independence, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.

Under the Sub-Advisory Agreement, the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the Independence Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.




As compensation for its services under the Advisory Agreements, each Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of each Fund.


Funds                                                 Rate
-----                                                 ----

Dividend Performers Fund          .60% of average daily net assets up to $500
                                    million
                                  .55% of such assets in excess of $500 million

Focused Small Cap Growth Fund     .80% of average daily net assets Diversified
                                    Core Equity Fund II
                                  .50% of the average daily net assets up to
                                    $1 billion
                                  .45% of such assets in excess of $1 billion

The advisory fees paid by Focused Small Cap Growth Fund are greater than those paid by most funds. Due to the added complexity of managing funds with investment strategies similar to Focused Small Cap Growth Fund, advisory fees of similar funds tend to be higher than those paid by most funds.

Under the Sub-Advisory Agreement, the Adviser (not the Fund) pays a portion of its fee to the Sub-Adviser. Sub-Advisory fees are paid at the following rates:
Diversified Core Equity Fund II, 75% of the advisory fee payable on the Fund's average daily net assets. With respect to Diversified Core Equity Fund II, prior to June 7, 2002, the Adviser (not the Fund) paid Sub-Advisory fees at the following rate: 80% of the advisory fee payable on the Fund's average daily net assets.

For the period ended February 29, 2000, the Adviser waived the entire investment management fee for the Funds except Dividend Performers Fund and Diversified Core Equity Fund II. For the period ended February 29, 2000, the Adviser received $42,132 and $2,710,449 after expense limitation from Dividend Performers Fund and Diversified Core Equity Fund II, respectively.

For the period ended February 28, 2001, the Adviser waived the entire investment management fee for the Funds except Dividend Performers Fund and Diversified Core Equity Fund II. For the period ended February 28, 2001, the Adviser received $29,197 and $1,707,364 after expense limitation from Dividend Performers Fund and Diversified Core Equity Fund II, respectively.

For the period ended February 28, 2002, the Adviser waived the entire investment management fee for the Funds except Dividend Performers Fund and Diversified Core Equity Fund II. For the period ended February 28, 2002, the Adviser received $xx,xxx, and $x,xxx,xxx after expense limitation from Dividend Performers Fund and Diversified Core Equity Fund II, respectively.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit. The Adviser has agreed to limit the Funds' expenses as follows: Dividend Performers 0.70%; Focused Small Cap Growth (excluding transfer agent expenses) 0.85% and Diversified Core Equity II 0.70%.

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for a Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to each Advisory Agreement, where applicable, Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under each Advisory Agreement, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of the Independence Fund, the Independence Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with Independence. In addition, Independence or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which Independence or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


Board Review of Investment Advisory Agreements Each Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser (and Sub-adviser with respect to the Independence Fund) and determining whether to approve and renew the Fund's Advisory Agreement (and Sub-advisory Agreement for the Independence Fund). The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser and Sub-adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. Each Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract or sub-advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser and Sub-adviser; (2) the investment performance of the Fund's assets managed by the Adviser or Sub-adviser; (3) the fair market value of the services provided by the Adviser or Sub-adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the Adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

Dividend Performers Fund: The primary factors underlying the Board's decision to renew the Dividend Performers Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable institutional large-cap funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Focused Small Cap Growth Fund: The primary factors underlying the Board's decision to renew the Focused Small Cap Growth Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable institutional small cap growth funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Independence Diversified Core Equity Fund II The primary factors underlying the Board's decision to renew the Independence Diversified Core Equity Fund II 's Advisory Agreement and Sub-Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's and Sub-Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable institutional large-cap funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.
o The Board evaluated the Adviser's and Sub-Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser and Sub-Adviser.

Each Advisory Agreement, the Sub-Advisory Agreement and the Distribution Agreement (discussed below) will continue in effect from year to year if approved by either the vote of the Funds' shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

For the fiscal years ended February 29, 2000, February 28, 2001 and February 28, 2002, the Funds paid the Adviser the following for services under this
Agreement: Diversified Core Equity Fund II $98,578, $64,547 and $xx,xxx, Dividend Performers Fund $3,096, $2,436 and $x,xxx and Focused Small Cap Growth Fund $752, $1,491 and $xx,xxx.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACT

Each Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined.


SALES COMPENSATION

As part of its business strategy, John Hancock Funds may pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.


John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Funds. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing the net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

ADDITIONAL SERVICES AND PROGRAMS


Exchange Privilege. Each Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Funds. A Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Funds for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing and/or distribution services they provide with respect to the underlying Fund shares. John Hancock Funds, LLC (the Fund's principal distributor), is responsible for paying these fees.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUNDS' SHARES


The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of three series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. Effective October 1, 1999, existing shares of Diversified Core Equity Fund II were designated "Class I" shares. Effective November 15, 2000, the Trustees authorized the issuance of Class A, Class B, and Class C shares for Focused Small Cap Growth Fund. Existing shares of Focused Small Cap Growth Fund were designated "Class I" shares. Class A, Class B and Class C shares are discussed in a separate Statement of Additional Information.


Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Each Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A Fund reserves the right to reject any application which conflicts with a Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Each Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from each Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.

If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Funds to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The amount of a Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Subadviser and whether the Adviser and the Subadviser believes it to be in the best interest of the Funds to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege), in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net capital gains, if any, the Fund will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 2002, Focused Small Cap Growth Fund had capital loss carryforwards of which expire as follows: $332,423 on February 28, 2009 and $2,211,877 on February 28, 2010.


For purposes of dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the applicable Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.


Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax.

Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions, may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. Each Fund must distribute, at least annually, all or substantially all of its net income and net capital gains, including such accrued income or gain, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow cash, to satisfy these distribution requirements.




The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are or may be unclear in certain respects, and each Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

With respect to each Fund that may enter into foreign currency positions, forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into options, futures, foreign currency positions, and forward foreign currency contracts.

Certain options, futures and forward foreign currency contracts undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term (or in the case of certain foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Funds' distributions to shareholders. A Fund will also take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequence.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although a Fund may in its sole discretion provide relevant information to shareholders.

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to a non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate is on file to back up withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.


The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV

Where:
            P=    a hypothetical initial payment of $1,000.
            T=    average annual total return
            n=    number of years
          ERV=    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).


The average annual total return for the 1 year and life of each Fund for the period ended February 28, 2002 is as follows:

                                     One Year Ended   Commencement of Operations
                                   February 28, 2002  to February 28, 2002
                                   -----------------  --------------------------
Dividend Performers Fund                    x.xx%          xx.xx%  (a)
Focused Small Cap Growth Fund             -xx.xx%          xx.xx%  (b)
Diversified Core Equity Fund II            -x.xx%          xx.xx%  (c)

  (a) Commencement of operations, March 30, 1995.
  (b) From commencement of operations, May 2, 1996.
  (c) Commencement of operations, March 10, 1995.

The Fund discloses average annual total returns after taxes for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
       ATVD=      ending value of a hypothetical $1,000 payment made at
                  the beginning of the 1-year, 5-year, or 10-year periods
                  (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=        a hypothetical initial payment of $1,000.
         T=        average annual total return (after taxes on distributions and redemption).
         n=        number of years.
     ATVDR=        ending value of a hypothetical $1,000 payment made at
                   the beginning of the 1-year, 5-year or 10-year periods
                   (or fractional portion), after taxes on fund distributions and redemption.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

The Funds may advertise yield, where appropriate. A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:

                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -------
                                   cd
Where:
         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV).

From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, and Barron's, Pensions & Investments and Institutional Investor may also be utilized. The Funds' promotional and sales literature may make reference to a Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Adviser pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or Subadviser (if applicable), and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended February 28, 2002, Dividend Performers Fund, Focused and Diversified Core Equity Fund II paid commissions in the amount of $xxx, $x,xxx and $xx,xxx, respectively to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, in connection with the Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees. For the fiscal years ended February 29, 2000, February 28, 2001 and February 28, 2002, the Funds paid negotiated brokerage commissions in the amount as follows: Independence Diversified Core Equity Fund II $711,968, $472,331 and $xxx,xxx, Dividend Performers Fund $22,210, $24,294 and $xx,xxx and Focused Small Cap Growth Fund $9,166, $16,301 and $xx,xxx, respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ended February 29, 2000, February 28, 2001 and February 28, 2002, the Fund did not execute any portfolio transactions with Affiliated Brokers.



Signator may act as broker for the Funds on securities or commodities exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, and the Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Subadviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., John Hancock Way, Suite 1001, Boston, MA 02217-1001, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Signature Services a fee of 0.05% of its average daily net assets plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between each Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Funds are ________________________. _______________________ audits and renders opinions on the Funds' annual financial statements and reviews the Funds' annual Federal income tax returns.

APPENDIX A
----------

Description of Securities Ratings1

Moody's Investors Service, Inc.


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

-----------------------
1 The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         _        Leading market positions in well established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

FINANCIAL STATEMENTS

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST


                                     PART C.

OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06.  Indemnification and Exculpation."
                 -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

          (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Equity Trust, John Hancock Investment

Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.



       Name and Principal           Positions and Offices                Positions and Offices
        Business Address               with Underwriter                    with Registrant
       ------------------           ---------------------                ---------------------

Maureen R. Ford                      Director, Chairman,             Trustee, Chairman, President
101 Huntington Avenue                and Chief Executive             and Chief Executive Officer
Boston, Massachusetts                    Officer

Robert H. Watts                    Director, Executive Vice                  None
John Hancock Place                   President and Chief
P.O. Box 111                         Compliance Officer
Boston, Massachusetts

Richard A. Brown                   Senior Vice President and          Senior Vice President and
101 Huntington Avenue               Chief Financial Officer            Chief Financial Officer
Boston, Massachusetts                   and Treasurer

Mark C. Lapman                             Director                          None
53 State Street
Boston, Massachusetts

Susan S. Newton                    Senior Vice President, Chief         Senior Vice President, Chief
101 Huntington Avenue              Legal Officer and Secretary          Legal Oficer and Secretary
Boston, Massachusetts

William H. King                       Vice President and                   Vice President and
101 Huntington Avenue                 Assistant Treasurer                  Assistant Treasurer
Boston, Massachusetts

Thomas E. Moloney                      Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                    Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                                       C-3





       Name and Principal           Positions and Offices                Positions and Offices
        Business Address               with Underwriter                    with Registrant
       ------------------           ---------------------                ---------------------

John M. DeCiccio                       Director                              Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                  Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

James V. Bowhers                      President                              None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Hartstein              Executive Vice President                     None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                        Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                           Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Jeffrey H. Long                       Vice President, Controller             None
101 Huntington Avenue                 and Assistant Treasurer
Boston, Massachusetts

Kristine McManus                      Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                     Vice President                    Vice President and
101 Huntington Avenue                 and Compliance                    Compliance Officer
Boston, Massachusetts                 Officer

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable



                                       C-4

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2002.

                             JOHN HANCOCK INSTITUTIONAL SERIES TRUST


                             By:            *
                                -------------------------------------
                                Maureen R. Ford
                                Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                        Title                               Date
        ---------                        -----                               ----

          *
-----------------------             Trustee, Chairman, President            April 24, 2002
Maureen R. Ford                     and Chief Executive Officer

          *                         Trustee, Vice Chairman, President,
-----------------------             Senior Vice President
Richard A. Brown                    and Chief Financial Officer

/s/William H. King
------------------------            Vice President and Treasurer
William H. King                     (Chief Accounting Officer)


          *                         Trustee
------------------------
James F. Carlin

          *                         Trustee
------------------------
William H. Cunningham

          *                         Trustee
------------------------
John M. DeCiccio

          *                         Trustee
------------------------
Ronald R. Dion

          *                         Trustee
------------------------
Charles L. Ladner

          *                         Trustee
------------------------
Steven R. Pruchansky

          *                         Trustee
------------------------
Norman H. Smith

          *                         Trustee
------------------------
John P. Toolan


*By:     /s/Susan S. Newton
         ------------------                                       April 24, 2002
         Susan S. Newton
         Attorney-in-Fact
         Powers of Attorney dated
         June 6, 2000 and
         February 27, 2001.
         Powers of Attorney dated
         May 22, 2001.


                                      C-5


                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------
                                INDEX TO EXHIBITS
                                -----------------

99.(a)          Amended and Restated Declaration of Trust dated
                June 6, 2000.####

99.(a).1 Amendment to the Declaration Trust: Change of Name of a Series of Shares: Small Capitalization Growth Fund to Focused Small
                Cap Growth Fund effective July 1, 2001.######

99.(b)          By laws.  Amended and Restated By-Laws dated
                November 19, 1996.*****

99.(b).1 Amendment to By-Laws to add Abstentions and Broker Non-Votes effective March 1, 2002.+

99.(c)          Instruments Defining Rights of Securities Holders.  See exhibits
                99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Berkeley Bond Fund, John Hancock Berkeley Sector
                Opportunity Fund, John Hancock Independence Diversified Core
                Equity Fund II, John Hancock Berkeley Dividend Performers Fund,
                John Hancock Berkeley Global Bond Fund, John Hancock Berkeley
                Fundamental Value Fund, John Hancock Berkeley Overseas Growth
                Fund.*

99.(d).1        Sub-Investment Management Contracts among the
                Registrant on behalf of  John Hancock Independence
                Diversified Core Equity Fund II and John Hancock
                Independence Balanced Fund, John Hancock Advisers,
                Inc., and Independence Investment Associates, Inc.*

99.(d).2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Dividend Performers
                Fund, John Hancock Advisers, Inc., and Sovereign Asset
                Management Corporation.*

99.(d).3 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Fundamental Value
                Fund, John Hancock Advisers, Inc., and NM Capital
                Management, Inc.*



                                       C-6


99.(d).4        Investment Management Contracts between John Hancock
                Advisers, Inc. and the Registrant on behalf of John
                Hancock Independence Value Fund, John Hancock Independence
                Growth Fund, John Hancock Independence Balanced Fund, John
                Hancock Small Capitalization Equity Fund, and John Hancock
                Independence Medium Capitalization Fund.***

99.(d).5 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Independence Value Fund, John Hancock
                Independence Medium Capitalization Fund, and John Hancock
                Independence Growth Fund, John Hancock Advisers, Inc., and
                Independence Investment Associates, Inc.***

99.(d).6 Sub-Investment Management Contract between John Hancock Advisers and the Registrant on behalf of John Hancock International
                Equity Fund and Indocam dated January 1, 2000.###

99.(d).7        Reduction in management fees.###

99.(d).8 John Hancock Advisers International Limited waived a part of its fees as of January 1, 2000.###

99.(d).9        Terminating Sub-advisers Contract between John Hancock
                Institutional Series on behalf of John Hancock International
                Equity Fund, John Hancock Advisers and John Hancock Advisers
                International Limited dated March 1, 2000.###

99.(d).10       Interim Sub-Investment Management Contract among John Hancock
                International Equity Fund, Nicholas-Applegate and John Hancock
                Advisers, Inc. dated January 31, 2001.#####

99.(d).11       Second Interim Sub-Investment Management Contract among John
                Hancock International Equity Fund, Nicholas-Applegate and John
                Hancock Advisers, Inc. dated December 14, 2000.#####

99.(d).12       Sub-Investment Management Contract among John Hancock
                International Equity Fund, Nicholas-Applegate and John Hancock
                Advisers, Inc. dated May 11, 2001.######

99.(e)          Underwriting Contracts.  Distribution Agreement between the
                Registrant and John Hancock Funds, Inc. dated January 30, 1995.*

99.(e).1        Amendment to Distribution Agreement between the Registrant and
                John Hancock Funds, Inc. dated December 11, 1995.***

99.(f)          Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)          Custodian Agreements. Amended and Restated Master Custodian
                Agreement between John Hancock Mutual Funds for John Hancock
                International Equity Fund and State Street Bank and Trust
                Company dated March 9, 1999.*******

99.(g).1        Amended and Restated Master Custodian Agreement between John
                Hancock Mutual Funds for John Hancock Multi-Sector Growth Fund,
                John Hancock Small Capitalization Value Fund, John Hancock
                Dividend Performers Fund, John Hancock Active Bond Fund, John
                Hancock Small Capitalization Growth Fund, John Hancock
                Independence Core Equity Fund II, John Hancock Independence
                Value Fund, John Hancock Independence Growth Fund, John Hancock
                Independence Medium Capitalization Fund and John Hancock
                Balanced Fund and Investors Bank and Trust Company dated
                March 9, 1999.*******

99.(h)          Other Material Contracts. Transfer Agency and Service
                Agreement between the Registrant and John Hancock Signature
                Services, Inc. dated June 1, 1998.###

99.(h).1        Accounting and Legal Services Agreement between John Hancock
                Advisers, Inc. and Registrant as of January 1, 1996.****

99.(i)          Legal Opinion with respect to the Registrant.+

99.(j)          Other Opinions. Auditor's Consent. Not Applicable.

99.(k)          Omitted Financial Statements.  Not Applicable.

99.(l)          Initial Capital Agreement Subscription agreement between
                Registrant and John Hancock Advisers, Inc. dated
                January 12, 1995.*


                                       C-7


99.(m) Distribution Plans between the Registrant and John Hancock Funds for John Hancock Core Growth Fund Classes A, B and C dated
                July 1, 1999.#

99.(m).1        Distribution Plans between the Registrant and John Hancock
                Funds for John Hancock Core Value Fund Classes A, B and C dated
                July 1, 1999.#

99.(m).2        Rule 12b-1 Plans.  John Hancock Independence Diversified Core
                Equity Fund II Class P Shares dated October 1, 1999.###

99.(m).3 Distribution Plans between the Registrant and John Hancock Funds for John Hancock Small Capitalization Growth Fund, Classes A, B, and C dated November 15, 2000.#####

99.(n) Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and Class I Multiple Class Plan Pursuant to Rule 18f-3.#

99.(n).1        Rule 18f-3 John Hancock Funds Class P and Class I - multiple
                Class Plan pursuant to Rule 18f-3.###

99.(p) Code of Ethics-John Hancock Independence Investment Associates and Indocam International Investment Services, Inc.###

99.(p).1        Code of Ethics-John Hancock Advisors and each of the Funds.####

99.(p).2        Code of Ethics: Nicholas-Applegate.#####

*        Previously filed electronically with post-effective amendment number 1
         (file nos. 811-8852 and 33-86102) on September 8, 1995, accession number 0000950135-95-001879.

**       Previously filed electronically with post-effective amendment number 2
         (file nos. 811-8852 and 33-86102) on September 25, 1995, accession number 0000950135-95-001978.

***      Previously filed electronically with post-effective amendment number 4
         (file nos. 811-8852 and 33-86102) on January 5, 1996, accession number
         0000950135-96-000075.

****     Previously filed electronically with post-effective amendment number 5
         (file nos. 811-8852 and 33-86102) on June 24, 1996, accession number
         0001010521-96-000102.

***** Previously Filed electronically with post-effective amendment number 7 file nos. 811-8852 and 33-86102) on April 30, 1997, accession number
         0001010521-97-000281.

******   Previously filed electronically with post-effective amendment number
         8 file nos. 811-8852 and 33-86102 on April 29, 1998, accession number
         0001010521-98-000241.

*******  Previously filed electronically with post-effective amendment number
         9 (file nos. 811-8852 and 33-86102) on April 27, 1999, accession number
         0001010521-99-000192.

#        Previously filed electronically with post-effective amendment number
         10 (file number 811-8852 and 33-86102) on July 28, 1999, accession number 0001010521-99-000251.

##       Previously filed electronically with post-effective amendment number
         11 (file number 811-8852 and 33-86102) on July 29, 1999, accession number 0001010521-99-000881.

###      Previously filed electronically with post-effective amendment number
         12 (file number 811-8852 and 33-86102) on July 29, 1999, accession number 0001010521-00-000250.

####     Previously filed electronically with post-effective amendment number
         13 (file number 811-8852 and 33-86102) on June 27, 2000, accession number 0001010521-00-000333.

#####    Previously filed electronically with post-effective amendment number
         14 (file number 811-8852 and 33-86102) on April 25, 2001, accession number 0001010521-01-50009.

######   Previously filed electronically with post-effective amendment number
         16 (file number 811-8852 and 33-86102) on June 25, 2001, accession number 0001010521-01-5000063.

+        Filed herewith.

                                       C-8